Note 17 - Concentrations of Credit Risk (Details) - Concentration Risk - Net Revenues - Sales [Member] - Customer Concentration Risk [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	¥ 1,276,835	¥ 992,491	¥ 799,490
Total net revenues from commissions and fees (%)	45.00%	47.00%	46.00%
PICC [Member]
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	¥ 676,939	¥ 442,608	¥ 346,405
Total net revenues from commissions and fees (%)	24.00%	21.00%	20.00%
China Pacific Property Insurance Co. Ltd [Member]
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	¥ 315,961	¥ 255,655	¥ 204,983
Total net revenues from commissions and fees (%)	11.00%	12.00%	12.00%
Ping An Property and Casualty Insurance Company of China Ltd [Member]
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	¥ 283,935	¥ 294,228	¥ 248,102
Total net revenues from commissions and fees (%)	10.00%	14.00%	14.00%